Transactions with related parties - Executive Services Agreement (Details) (EUR €)	3 Months Ended
Mar. 21, 2014
Related Party Transaction, Due from (to) Related Party
Annual executive services fee	€ 538,000
Executive services agreement duration	Initial term of five years and automatically renews for five years.